Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

	December 31,	December 31,
	2017	2018
	RMB in thousands
Consideration payable for acquisitions and investments (Note 25)	6,534	502,279
Accrued marketing expenses	778	71,217
Payable to third-party sellers	—	21,966
Other staff related cost	1,137	18,685
Professional fees	10,334	13,492
Rental fees	11,485	11,821
Payables to producers	12,949	9,357
Deposits	3,000	3,398
Others	3,101	18,227
Total	49,318	670,442